CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows [from/(used in)] operating activities
Cash generated [from/(used in)] operations	$ 402	$ 319	$ 77	$ 43
Net interest paid	(99)	(82)	(110)	(99)
Settlement of foreign currency derivative financial instruments.	(1)	(24)	(8)	(31)
Income tax paid	(10)	(3)	(13)	(13)
Cash flows [from/(used in)] operating activities	292	210	(54)	(100)
Cash flows used in investing activities
Purchase of property, plant and equipment and intangible assets	(36)	(42)	(95)	(81)
Net cash used in investing activities	(36)	(42)	(95)	(81)
Cash flows [(used in)/received] from financing activities
Proceeds from borrowings			145
Repayment of borrowings	(115)	(4)	(122)	(6)
Deferred debt issue costs paid	(4)	(2)	(12)	(3)
Lease payments	(29)	(26)	(74)	(51)
Dividends paid	(60)	(66)	(120)	(132)
Net cash [(used in)/received] from financing activities	(208)	(98)	(183)	(192)
Net increase/(decrease) in cash, cash equivalents and restricted cash	48	70	(332)	(373)
Cash, cash equivalents and restricted cash at beginning of period	142	177	522	610
Foreign exchange [gains/(losses)] on cash, cash equivalents and restricted cash	(1)	9	(1)	19
Cash, cash equivalents and restricted cash at end of period	$ 189	$ 256	$ 189	$ 256